Financial Assets & Liabilities - Kyndryl Common Stock (Details) $ in Millions							1 Months Ended	12 Months Ended
	Nov. 02, 2022 USD ($) $ / shares	Aug. 11, 2022 USD ($)	Aug. 05, 2022 USD ($)	May 23, 2022 USD ($) $ / shares	May 18, 2022 USD ($)	Nov. 03, 2021	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial assets and financial liabilities measured at fair value on a recurring basis:
Proceeds from short term credit			$ 300.0		$ 357.0
Short-term debt (Note J&P)								$ 4,760.0	$ 6,787.0
Strike price | $ / shares				$ 13.95
Amount of converted extinguished debt		$ 229.0		$ 311.0
Repayment of debt				$ 46.0			$ 71.0
Unrealized gain (loss)								(225.0)	(205.0)	$ 101.0
Realized gain (loss)								(278.0)	133.0	$ 22.0
Other (income) and expense
Financial assets and financial liabilities measured at fair value on a recurring basis:
Realized gain (loss)								$ (83.0)
Kyndryl Holdings, Inc
Financial assets and financial liabilities measured at fair value on a recurring basis:
Ownership interest by stockholders (in percent)				19.90%		19.90%		0.00%
Period in which shares are intended to be disposed of after separation						12 months
Settlement of the swap	$ 83.0
Shares of Kyndryl common stock		22.3		22.3
Percentage of retained interest in investment transferred				50.00%
Strike price | $ / shares	$ 13.95
Investment Owned, at Fair Value									807.0
Kyndryl Holdings, Inc | Other (income) and expense
Financial assets and financial liabilities measured at fair value on a recurring basis:
Unrealized gain (loss)									$ 126.0
Realized gain (loss)								$ (351.0)
Realized gain (loss)								(267.0)
Realized gain (loss)								$ (83.0)